Common Stock (Details)	12 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized	5,250,000
Draft Kings Inc
Class of Stock [Line Items]
Common shares, shares authorized	735,000	735,000
Common shares, par value | $ / shares	$ 0.001	$ 0.001
Common shares, shares issued	389,610	384,009
Common shares, shares outstanding	389,610	384,009
Number of votes per share | Vote	1
Common stock, dividend declared per share | $ / shares	$ 0